Finance cost	12 Months Ended
Mar. 31, 2019
Finance cost
Finance cost

16  Finance cost

	March 31,
	2017	2018	2019
Bank charges	16,007	22,334	29,891
Foreign exchange loss (net)	14,525	8,154	85,694
Interest on borrowings	77,421	122,568	145,976
Unwinding of discount on other financial liability	41,910	—	1,729
Total	149,863	153,056	263,290